FAIR VALUE MEASUREMENTS (Tables)	3 Months Ended	4 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Schedule of Value Assets Measured on Recurring Basis

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at each of March 31, 2021 and December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	March 31, 2021	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,109,441	$250,052,906
Liabilities:
Warrant liability – public warrants	1	9,833,333	9,583,333
Warrant liability – private placement warrants	3	5,693,334	5,506,667
Forward purchase agreement liability	3	1,750,000	2,050,000

The following table presents information about the Company’s assets and liabilities that are measured at fair value on a recurring basis at December 31, 2020, and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value:

Description	Level	December 31, 2020
Assets:
Cash and marketable securities held in trust account	1	$250,052,906
Liabilities:
Warrant liability – public warrants	1	9,583,333
Warrant liability – private placement warrants	3	5,506,667
Forward purchase agreement liability	3	2,050,000

Changes in the fair value of warrant liabilities

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000
Change in valuation inputs or other assumptions	186,667	250,000	436,667

Fair value as of March 31, 2021	$5,693,334	$9,833,333	$15,526,667

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of August 19, 2020	$—	$—	$—
Initial measurement on October 9, 2020	4,900,000	8,500,000	13,400,000
Change in valuation inputs or other assumptions	606,667	1,083,333	1,690,000

Fair value as of December 31, 2020	$5,506,667	$9,583,333	$15,090,000

Schedule of Changes in Fair Value of FPA Liability

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, December 31, 2020	$2,050,000
Recognized gain on change in fair value (1)	(300,000)

Fair value, March 31, 2021	$1,750,000

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, October 6, 2020	$50,000
Recognized loss on change in fair value (1)	2,000,000

Fair value, December 31, 2020	$2,050,000

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in Recognized loss on change in fair value of FPA liability on the statement of operations.

Schedule of Private Placement Warrants and Public Warrants at Initial Measurement and For Private Placement Warrants

The key inputs into the models for the Private Placement Warrants and FPA at March 31, 2021 and December 31, 2020 were as follows:

Input	March 31, 2021	December 31, 2020
Risk-free interest rate	0.98%	0.51%
Trading days per year	252	252
Expected volatility	17.4%	16.5%
Exercise price	$11.50	$11.50
Stock Price	$9.98	$10.01

The key inputs into the models for the Private Placement Warrants, Public Warrants and FPA at initial measurement and for the Private Placement Warrants and FPA at December 31, 2020 were as follows:

Input	October 9, 2020	December 31, 2020
Risk-free interest rate	0.45%	0.51%
Trading days per year	252	252
Expected volatility	17.5%	16.5%
Exercise price	$11.50	$11.50
Stock price	$9.54	$10.01